INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Income Tax Disclosure [Abstract]
Income tax description	The Company and its Hong Kong subsidiary, are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2,000,000 (approximately US$257,423) and 16.5% for any assessable profits in excess of HK$2,000,000 (approximately US$257,423).
Net operating loss carryforward	$ 788